Restructuring and Other Expense, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 10, 2015	Jan. 03, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring expenses, gross profit		$ 2,492	$ 2,046	$ 2,046
Restructuring expenses, operating income	$ 120	2,248		$ 5,265
Oaktree [Member]
Restructuring Cost and Reserve [Line Items]
Success fee	9,000
Public filing,merger and acquisition expense	$ 5,000
Product Line Reconfiguration [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses, gross profit		1,191
Landshire and Better Bakery [Member]
Restructuring Cost and Reserve [Line Items]
Integration cost		1,887
Restructuring expenses, gross profit		927
Restructuring expenses, operating income		$ 960